Summarized Segment Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	₨ 683,686.5	$ 9,347.8	₨ 593,527.4	₨ 507,505.6
Less: Provision for credit losses	154,233.4	2,108.7	117,621.9	72,279.3
Net interest revenue, after provision for credit losses	529,453.1	7,239.1	475,905.5	435,226.3
Non-interest revenue	252,975.7	3,458.7	198,219.0	160,122.2
Non-interest expense	(342,602.3)	(4,684.2)	(308,280.5)	(255,389.5)
Income before income tax expense	439,826.5	6,013.6	365,844.0	339,959.0
Income tax expense	113,820.1	1,556.2	105,480.0	119,393.5
Segment assets:
Segment total assets	17,979,782.0		15,961,889.1	13,280,073.6	$ 245,826.9
Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	683,686.5	$ 9,347.8	593,527.4	507,505.6
Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	0.0		0.0	0.0
Retail Banking
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	537,763.5		483,083.2	399,016.2
Less: Provision for credit losses	145,822.0		104,516.8	64,051.0
Net interest revenue, after provision for credit losses	391,941.5		378,566.4	334,965.2
Non-interest revenue	175,447.7		161,890.1	138,783.0
Non-interest expense	(306,461.1)		(278,605.8)	(230,726.5)
Income before income tax expense	260,928.1		261,850.7	243,021.7
Segment assets:
Segment total assets	9,356,987.2		8,353,762.3	7,432,733.8
Retail Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	361,343.5		356,017.3	336,677.1
Retail Banking | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	176,420.0		127,065.9	62,339.1
Wholesale Banking
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	134,567.3		103,723.3	96,242.2
Less: Provision for credit losses	8,411.4		13,105.1	8,228.3
Net interest revenue, after provision for credit losses	126,155.9		90,618.2	88,013.9
Non-interest revenue	72,420.1		36,059.1	23,789.6
Non-interest expense	(34,238.4)		(27,774.0)	(22,744.8)
Income before income tax expense	164,337.6		98,903.3	89,058.7
Segment assets:
Segment total assets	7,011,959.9		5,933,391.4	4,732,290.7
Wholesale Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	278,431.0		204,725.8	140,085.0
Wholesale Banking | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	(143,863.7)		(101,002.5)	(43,842.8)
Treasury Services
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	11,355.7		6,720.9	12,247.2
Less: Provision for credit losses	0.0		0.0	0.0
Net interest revenue, after provision for credit losses	11,355.7		6,720.9	12,247.2
Non-interest revenue	5,107.9		269.8	(2,450.4)
Non-interest expense	(1,902.8)		(1,900.7)	(1,918.2)
Income before income tax expense	14,560.8		5,090.0	7,878.6
Segment assets:
Segment total assets	1,610,834.9		1,674,735.4	1,115,049.1
Treasury Services | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	43,912.0		32,784.3	30,743.5
Treasury Services | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	₨ (32,556.3)		₨ (26,063.4)	₨ (18,496.3)